Loans - Loan Portfolio by Countries (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 5,734,438	$ 5,920,175	$ 6,066,225
Others | Assets, total | Geographic concentration risk
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%	1.00%	1.00%
International
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 236,349	$ 299,759	$ 755,269
International | Brazil
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			141,088
International | Venezuela
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	150,535	157,162	182,678
International | Chile
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			94,543
International | Others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	85,814	142,597	336,960
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,359,720	4,355,942	4,082,893
Real estate loans | International
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	131,297	135,438	152,713
Real estate loans | International | Brazil
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			219
Real estate loans | International | Venezuela
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	124,772	128,971	145,069
Real estate loans | International | Chile
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			179
Real estate loans | International | Others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,525	6,467	7,246
Loans to financial institutions and acceptances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	27,985	68,965	497,626
Loans to financial institutions and acceptances | International
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,000	49,000	481,183
Loans to financial institutions and acceptances | International | Brazil
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			129,372
Loans to financial institutions and acceptances | International | Venezuela
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0	0
Loans to financial institutions and acceptances | International | Chile
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			93,000
Loans to financial institutions and acceptances | International | Others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,000	49,000	258,811
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,239,525	1,380,428	1,354,755
Commercial loans | International
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	63,061	73,636	69,294
Commercial loans | International | Brazil
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			8,451
Commercial loans | International | Venezuela
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0	0
Commercial loans | International | Chile
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			0
Commercial loans | International | Others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	63,061	73,636	60,843
Consumer loans and overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	107,208	114,840	130,951
Consumer loans and overdrafts | International
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	33,991	41,685	52,079
Consumer loans and overdrafts | International | Brazil
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			3,046
Consumer loans and overdrafts | International | Venezuela
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	25,763	28,191	37,609
Consumer loans and overdrafts | International | Chile
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			1,364
Consumer loans and overdrafts | International | Others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 8,228	$ 13,494	$ 10,060